Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity of Common Stock Warrants Retroactively Adjusted for Reverse Stock Split
Common Stock Warrants
Outstanding, January 1, 2013	178,159
Granted to lenders	52,695
Exercised	(88,462)
Expired	—
Outstanding, December 31, 2014	142,392
Outstanding, December 31, 2015	142,392

Schedule of Components of Stock-based Compensation Included in Net Loss
	For the years ended
	December 31,
	2015	2014
Employee stock options	$924	$571
Non-employee stock options	571	495
Restricted stock awards	79	—
	$1,574	$1,066

Schedule of Stock Option Valuation Assumptions
	December 31,
	2015	2014
Dividend yield	0.0%	0.0%
Expected volatility	72.4-107.6%	107 – 110%
Risk-free interest rate	1.69-2.27%	2.06 – 2.23%
Expected lives (years)	6.25 – 10	5.9 – 6.5

Schedule of Stock Option Activity
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	1,018,590	$5.04
Granted	393,375	$5.32
Exercised	(10,272)	$1.97
Forfeited	(187,007)	$6.53
Outstanding, December 31, 2015	1,214,686	$4.93

Schedule of Options Outstanding, Vested and Exercisable

Options Outstanding			Options Vested and Exercisable
Balance as of 12/31/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,214,686	7.40	$4.93	807,975	6.57	$4.44